Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Debt exchange - January and February, 2025
During the months of January and February, 2025, the Entity participated in voluntary debt exchanges under section 2, Decree No. 846/2024 issued by the Ministry of Economy. The securities delivered/received are detailed in Note 10.1 - Debt securities. The mentioned exchanges have not affected the valuation of the assets received.

Debt securities issued by the Bank - Class 30 (Additional)/32/33/34
In February 2025, the Entity issued corporate bonds under the conditions detailed below:

Issuance conditions
Class	30 (Additional)	32	33	34
Term	September 12, 2025	12 months	6 months	12 months
Currency	Pesos	Dollar	Dollar	Pesos
Amortization	Bullet
Payment of interest	Upon-maturity			Quarterly
Nominal Value	9,062,730	16,510	20,446	57,002,870
Annual Nominal	Fixed TEM 2.40%	Fixed TNA 3.50%	Fixed TNA 4.00%	TAMAR + 2.75%

Sale of “Fisherton” Real Property
On January 13, 2025, the sale of “Fisherton” real property took place, which was booked under “Non-current assets held for sale” as of December 31, 2024. The income (loss) from the transaction was booked under “Income – loss from sale of non-current assets held for sale” in 2025.
No other events or transactions have occurred between year-end and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2024.